DIVIDENDS ON ORDINARY SHARES (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Dividends On Ordinary Shares [Abstract]
Dividends paid	£ 0	£ 0